Equipment Notes Payable (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Maturities on notes payable due in year ending March 31,
2015	$ 4,380,608
2016	3,376,326
2017	1,709,203
2018	893,443
2019	20,806
Future maturities of equipment notes payable	$ 10,380,386	$ 8,541,339